OTHER LONG TERM ASSETS (Tables)	6 Months Ended
Jun. 30, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Long-Term Assets
Other long term assets comprise of the following items:

(in thousands of $)	June 30, 2022	December 31, 2021
Capital improvements in progress	284	591
Collateral deposits on swap agreements	12,000	10,368
Value of acquired charter-out contracts, net	6,171	7,607
Other	—	566
Total Other Long Term Assets	18,455	19,132